Business Combination - Additional Information (Detail) (Kingsoft Cloud Storage Business [Member], USD $)	0 Months Ended	1 Months Ended
	Sep. 05, 2014	Sep. 30, 2014	Sep. 05, 2014
Kingsoft Cloud Storage Business [Member]
Business Acquisition [Line Items]
Cash consideration paid for assets acquired	$ 33,303,000	$ 33,000,000	$ 33,303,000
Consideration for acquisition of share based awards replacement		300,000
Liabilities assumed as part of acquisition	0		0
Replacement award attributable to pre-combination service	303,000
Replacement award attributable to post-combination service	$ 44,000